Statement of Changes in Net Assets Available for Benefits - EBP 011	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net appreciation in fair value of instruments	$ 15,325,002
Dividends and interest	7,586,825
Interest income on notes receivable from participants	143,732
Total investment income	23,055,559
Contributions:
Participants	9,645,291
Rollovers	784,536
Employer	476,499
Total contributions	10,906,326
Total additions	33,961,885
Deductions
Distributions to participants	22,500,662
Corrective distributions	57,770
Trustee fees and expenses	88,664
Total deductions	22,647,096
Net increase	11,314,789
Beginning of year	167,946,996
End of year	$ 179,261,785